PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2014	2013
Cost:
Office furniture and equipment	$322	$99
Computers, software and electronic equipment	14,705	7,358
Leasehold improvements	791	197

Total cost	15,818	7,654

Accumulated depreciation:
Office furniture and equipment	211	22
Computers, software and electronic equipment	11,428	5,399
Leasehold improvements	578	119

Total accumulated depreciation	12,217	5,540

Depreciated cost	$3,601	$2,114